Investments in Associates and Joint Ventures - Summary of Financial Statements of Regeneron, After Adjustments To Comply With IFRS But Before Fair Value Remeasurements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Disclosure of transactions between related parties [Line Items]
Net income/(loss) for the period	[1]	€ 8,555	€ 4,800	€ 4,388	[2]
Other comprehensive income for the period, net of taxes		(2,681)	928	2,360
Comprehensive income/(loss)		5,874	5,728	6,748
Non-current assets		73,440	71,564	71,641
TOTAL ASSETS		99,826	104,672	102,321
Non-current liabilities		26,111	29,319	26,303
Total equity		58,258	57,724	58,210		€ 56,268
Regeneron [Member]
Disclosure of transactions between related parties [Line Items]
Net sales and other revenues		5,200	4,393	3,698
Net income/(loss) for the period		815	714	232
Other comprehensive income for the period, net of taxes		12	(19)	(39)
Comprehensive income/(loss)		827	695	193
Current assets		3,615	3,001	2,704
Non-current assets		3,947	4,304	4,529
TOTAL ASSETS		7,562	7,305	7,233
Current liabilities		947	1,178	745
Non-current liabilities		1,238	1,218	1,903
Total liabilities		2,185	2,396	2,648
Total equity		€ 5,377	€ 4,909	€ 4,585

[1]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[2]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).